INCOME TAX - Tas rates (Details)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Inflation adjustment allocated to first year (as a percent)		17.00%
Inflation adjustment allocated to next five years (as a percent)		83.00%
Applicable tax rate	30.00%	30.00%	30.00%	35.00%
Tax rate on dividends	7.00%